GENERAL (Tables)	12 Months Ended
Dec. 31, 2019
Direct/ Indirect subsidiaries
Summary of licenses

License	License No.	Type of services	Grant date/latest renewal date
License of electronic money issuer	Bank Indonesia License No. 11/432/DASP	Electronic money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate fixed domestic long distance network	839/KEP/M.KOMINFO/05/2016	Fixed domestic long distance and basic telephone services network	May 16, 2016
License to operate fixed closed network	844/KEP/ M.KOMINFO/05/2016	Fixed closed network	May 16, 2016
License to operate fixed international network	846/KEP/ M.KOMINFO/05/2016	Fixed international and basic telephone services network	May 16, 2016
License to operate circuit switched based local fixed line network	948/KEP/ M.KOMINFO/05/2016	Circuit switched based local fixed line network	May 31, 2016
License to operate data communication system services	191/KEP/DJPPI/ KOMINFO/10/2016	Data communication system services	October 31, 2016
License to operate internet service provider	2176/KEP/ M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/ M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/ M.KOMINFO/2018	Interconnection services	December 26, 2018

Summary of Boards of Commissioners and Directors

	2018	2019
President Commissioner	Hendri Saparini	Rhenald Kasali
Commissioner*	Edwin Hidayat Abdullah	—
Commissioner*	Isa Rachmatarwata	—
Commissioner	Rinaldi Firmansyah	Ismail
Commissioner	—	Marcelino Rumambo Pandin
Independent Commissioner	Pamijati Pamela Johanna	Marsudi Wahyu Kisworo
Independent Commissioner	Cahyana Ahmadjayadi	Cahyana Ahmadjayadi
Independent Commissioner	Margiyono Darsasumarja	Margiyono Darsasumarja
President Director	Alex Janangkih Sinaga	Ririek Adriansyah
Director of Finance	Harry Mozarta Zen	Harry Mozarta Zen
Director of Digital Business	David Bangun	Faizal Rochmad Djoemadi
Director of Strategic Portfolio	—	Achmad Sugiarto
Director of Enterprise and Business Service	Dian Rachmawan	Bogi Witjaksono
Director of Wholesale and International Services	Abdus Somad Arief	Edwin Aristiawan
Director of Human Capital Management	Herdy Rosadi Harman	Edi Witjara
Director of Network, Information Technology and Solution	Zulhelfi Abidin	Zulhelfi Abidin
Director of Consumer Service	Siti Choiriana	Siti Choiriana

*Based on SK-271/MBU/11/2019 dated November 18, 2019, Edwin Hidayat Abdullah was appointed as Vice President Director of PT Angkasa Pura II (Persero) and based on SK-327/MBU/12/2019 dated December 23, 2019, Isa Rachmatarwata was appointed as Commissioner of PT Pertamina (Persero) hence their positions as Commissioners of the Company was ended by law.

Summary of Audit Committee, Corporate Secretary, and Internal Audit

	2018	2019
Chairman	Margiyono Darsasumarja	Margiyono Darsasumarja
Secretary	Tjatur Purwadi	Tjatur Purwadi
Member	Rinaldi Firmansyah	Ismail
Member	Cahyana Ahmadjayadi	Marcelino Rumambo Pandin
Member	Sarimin Mietra Sardi	Sarimin Mietra Sardi
Corporate Secretary	Andi Setiawan	Andi Setiawan
Internal Audit	Harry Suseno Hadisoebroto	Harry Suseno Hadisoebroto

Summary of direct subsidiaries

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2018	2019	2018	2019
PT Telekomunikasi Seluler (“Telkomsel”), Jakarta, Indonesia	Telecommunication - provides telecommunication facilities and mobile celullar services using Global Systems for Mobile Communication (“GSM”) technology	1995	65	65	82,219	104,621
PT Dayamitra Telekomunikasi (“Dayamitra”), Jakarta, Indonesia	Leasing of towers and other telecommunication services	1995	100	100	13,221	21,815
PT Multimedia Nusantara (“Metra”), Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	17,213	17,369
PT Telekomunikasi Indonesia International (“TII”), Jakarta, Indonesia	Telecommunication	1995	100	100	10,404	11,352
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	5,794	6,043
PT Telkom Akses (“Telkom Akses”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2013	100	100	4,244	4,463
PT Telkom Satelit Indonesia (“Telkomsat”), Jakarta, Indonesia	Telecommunication - provides satellite communication system, and the related services and infrastructures	1996	100	100	3,190	3,306
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	4,004	3,015
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infratel”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2014	100	100	3,351	1,706
PT Metra-Net (“Metra-Net”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	782	997
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD"), and other related services	1999; ceased operations on January 13, 2006	60	60	5	5
PT Jalin Pembayaran Nusantara (“Jalin”),[a] Jakarta, Indonesia	Payment services - principal, switching, clearing and settlement activities	2016	100	—	298	—

ª  The Company sold 67% it’s ownership on Jalin, and Jalin became an associated company (Note 11).

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

Summary of immediate indirect subsidiaries

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2018	2019	2018	2019
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	7,758	6,824
Telekomunikasi Indonesia International Pte. Ltd., ("Telin Singapore"), Singapore	Telecommunication	2008	100	100	3,413	3,763
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service-provides telecommunication information services and other information services in the form of print and electronic media, and call center services	1984	100	100	2,381	2,629
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Property development and management services	2012	55	55	2,128	2,057
Telekomunikasi Indonesia International Ltd., ("Telin Hong Kong"), Hong Kong	Telecommunication	2010	100	100	1,185	2,026
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	1,178	1,732
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	1,645	1,144
PT Finnet Indonesia (“Finnet”), Jakarta, Indonesia	Information technology services	2006	60	60	1,011	1,001
PT Persada Sokka Tama ("PST"), Jakarta, Indonesia	Providing telecommunication network infrastucture	2000	—	95	—	870
Telekomunikasi Indonesia International S.A. (“Telin TL”) S.A., Dili, Timor Leste	Telecommunication	2012	100	100	677	735
TS Global Network Sdn. Bhd. ("TSGN"), Petaling Jaya, Malaysia	Satellite service	1996	70	70	828	727
PT Swadharma Sarana Informatika ("SSI"), Jakarta, Indonesia	Cash replenishment services and ATM maintenance	2001	51	51	461	594
PT Melon Indonesia (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	457	578
PT Telkomsel Mitra Inovasi ("TMI"), Jakarta, Indonesia	Business management consulting and capital venture services	2019	—	100	—	569
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	346	395
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	250	286
PT Nusantara Sukses Investasi ("NSI"), Jakarta, Indonesia	Service and trading	2014	100	100	286	266
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	167	221
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	60	60	93	177
Telekomunikasi Indonesia International Pty. Ltd. (“Telkom Australia”), Sydney, Australia	Telecommunication	2013	100	100	115	117
Telekomunikasi Indonesia International Inc. (“Telkom USA”), Los Angeles, USA	Telecommunication	2014	100	100	57	90
Telekomunikasi Indonesia Intl (Malaysia) Sdn. Bhd. (“Telin Malaysia”), Malaysia	Telecommunication	2013	70	70	76	68
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	100	100	16	16

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

TII
Direct/ Indirect subsidiaries
Schedule of fair values of identifiable assets and liabilities acquired at acquisition date

Total
Assets
Cash and cash equivalents	21
Trade receivables	18
Other current assets	57
Property and equipment	770
Other non-current assets	20
Liabilities
Current liabilities	(422)
Non-current liabilities	(155)
Fair value of identifiable net assets acquired	309
Fair value of non-controlling interest	(157)
Goodwill (Note 15)	68
Fair value consideration transferred	220

Dayamitra
Direct/ Indirect subsidiaries
Schedule of fair values of identifiable assets and liabilities acquired at acquisition date

	Indosat’s
	Tower	PST shares	Total
Assets
Current assets	517	146	663
Property and equipment	3,453	634	4,087
Non-current assets	—	91	91
Liabilities	—	(610)	(610)
Net book value of net assets	3,970	261	4,231
The difference between fair value and book value of fixed assets	—	398	398
Other non-current assets	473	194	667
Deferred tax	—	(148)	(148)
Fair value of identifiable net assets acquired	4,443	705	5,148
Fair value consideration transferred	4,443	1,172	5,615
Goodwill (Note 15)	—	467	467